SCHEDULE OF COMPANY’S SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2025
Ninjas in Pyjamas Gaming AB [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Ninjas in Pyjamas Gaming AB (“Ninjas in Pyjamas”)
Place and date of Incorporation	Sweden, January, 2014
Percentage of effective ownership	100.00%
Principal Activities	Esports teams operation
NIPGFZ LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	NIPG FZ LLC
Place and date of Incorporation	Abu Dhabi, January 16, 2024
Principal Activities	Esports teams operation
Percentage of ownership, description	100% owned by Ninjas in Pyjamas
ESVF (Hong Kong) Esports Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	ESVF (HONG KONG) Esports Limited (“ESVF HK”)
Place and date of Incorporation	Hong Kong, March 4, 2021
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Wuhan Muyecun Internet Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Muyecun Internet Technology Co., Ltd. (“Wuhan Muyecun” or “WFOE”)
Place and date of Incorporation	Wuhan, July 9, 2021
Principal Activities	Investment holding
Percentage of ownership, description	100% owned by ESVF HK
Wuhan Xingjingweiwu Culture & Sports Development Co., Ltd.[Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Xingjingweiwu Culture & Sports Development Co., Ltd. (“Wuhan ESVF”)
Place and date of Incorporation	Wuhan, June 1, 2016
Principal Activities	Esports teams operation and talent management service
Percentage of ownership, description	100% owned by WFOE
Shenzhen Weiwu Esports Internet Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Shenzhen Weiwu Esports Internet Technology Co., Ltd. (“Shenzhen VF”)
Place and date of Incorporation	Shenzhen, December 20, 2018
Principal Activities	Esports teams operation
Percentage of ownership, description	100% owned by Wuhan ESVF
Shenzhen Dawei Xianglong Sports Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Shenzhen Dawei Xianglong Sports Co., Ltd (“Dawei Xianglong”)
Place and date of Incorporation	Shenzhen, January 15, 2021
Principal Activities	Event production
Percentage of ownership, description	60% owned by Shenzhen VF
Wuhan Xingjing Interactive Entertainment Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Xingjing Interactive Entertainment Co., Ltd (“Xingjing Entertainment”)
Place and date of Incorporation	Wuhan, October 23, 2019
Principal Activities	Esports teams operation and talent management service
Percentage of ownership, description	100% owned by Wuhan ESVF
Chengdu Xingjing Weiwu Culture Media Co., Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Chengdu Xingjing Weiwu Culture Media Co., Ltd (“Chengdu Xingjing Weiwu”)
Place and date of Incorporation	Sichuan, January 5, 2023
Principal Activities	Esports teams operation
Percentage of ownership, description	100% owned by Wuhan ESVF
Shanghai Xingzhi Culture Media Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Shanghai Xingzhi Culture Media Co., Ltd (“Xingzhi Media”)
Place and date of Incorporation	Shanghai, May 5, 2017
Principal Activities	Esports teams operation
Percentage of ownership, description	100% owned by Wuhan ESVF
Wuhan Xinghui Culture Media Co., Ltd.[Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Xinghui Culture Media Co., Ltd. (“Xinghui Media”)
Place and date of Incorporation	Wuhan, February 4, 2021
Principal Activities	Esports teams operation and talent management service
Percentage of ownership, description	100% owned by Wuhan ESVF
Taicang Xingjingweiwu Culture Media Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Taicang Xingjingweiwu Culture Media Co., Ltd (“Taicang Xingjing”)
Place and date of Incorporation	Taicang, September 8, 2021
Principal Activities	Esports teams operation
Percentage of ownership, description	100% owned by Wuhan ESVF
Zhoushan Xingjing Internet Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Zhoushan Xingjing Internet Technology Co., Ltd (“Zhoushan Xingjing”)
Place and date of Incorporation	Zhoushan, August 2, 2021
Principal Activities	Talent management service
Percentage of ownership, description	80% owned by Wuhan ESVF
Zhoushan Jingxi Internet Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Zhoushan Jingxi Internet Technology Co., Ltd (“Zhoushan Jingxi”)
Place and date of Incorporation	Zhoushan, August 2, 2021
Principal Activities	Talent management service
Percentage of ownership, description	80% owned by Wuhan ESVF
Hongli Culture Communication (Wuhan) Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Hongli Culture Communication (Wuhan) Co., Ltd (“Hongli Culture”)
Place and date of Incorporation	Wuhan, December 26, 2017
Principal Activities	Event production
Percentage of ownership, description	60.67% owned by Wuhan ESVF
Wuhan Yingciyuan Information Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Yingciyuan Information Technology Co., Ltd (“Wuhan Yingciyuan”)
Place and date of Incorporation	Wuhan, November 17, 2022
Principal Activities	Event production
Percentage of ownership, description	51% owned by Hongli Culture
Xiamen Yingciyuan Education Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Xiamen Yingciyuan Education Technology Co., Ltd. (“Xiamen Yingciyuan”)
Place and date of Incorporation	Xiamen, April 4, 2023
Principal Activities	Event production
Percentage of ownership, description	51% owned by Hongli Culture
Changsha Liyao Cultural Communication Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Changsha Liyao Cultural Communication Co., Ltd (“Changsha Liyao”)
Place and date of Incorporation	Changsha, May 19, 2023
Principal Activities	Event production
Percentage of ownership, description	75% owned by Hongli Culture
Hongli Culture Communication (Beijing) Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Hongli Culture Communication (Beijing) Co., Ltd (“Hongli Culture Beijing”)
Place and date of Incorporation	Beijing, March 25, 2024
Principal Activities	Event production
Percentage of ownership, description	51% owned by Hongli Culture
Hongxiaoli Culture Communication (Hangzhou) Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Hongxiaoli Culture Communication (Hangzhou) Co., Ltd (“Hangzhou Hongxiaoli Culture”)
Place and date of Incorporation	Hangzhou, April 8, 2024
Principal Activities	Event production
Percentage of ownership, description	51% owned by Hongli Culture
Hongxiaoli Culture Communication Wuhan Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	HongXiaoli Culture Communication (Wuhan) Co., Ltd(“Wuhan HongXiaoli Culture”)
Place and date of Incorporation	Wuhan, February 11, 2025
Principal Activities	Event production
Percentage of ownership, description	100% owned by Hongli Culture
Hong Dal iCulture Communication Shanghai Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	HongDali Culture Communication (Shanghai) Co., Ltd(“Wuhan HongXiaoli Culture”)
Place and date of Incorporation	Shanghai, March 10, 2025
Principal Activities	Event production
Percentage of ownership, description	70% owned by Hongli Culture
Wuhan Xingyao Future Culture Media Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Xingyao Future Culture Media Co., Ltd(“Xingyao Future”)
Place and date of Incorporation	Wuhan, March 5, 2025
Principal Activities	Talent management service
Percentage of ownership, description	60% owned by Wuhan ESVF
Xingjing Entertainment Beijing Cultural Development Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Xingjing Entertainment (Beijing) Cultural Development Co., Ltd(“Beijing Xingjing Entertainment”)
Place and date of Incorporation	Beijing, April 30, 2025
Principal Activities	Event production
Percentage of ownership, description	49.94% owned by Wuhan ESVF
Shenzhen Xingjing Weiwu Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Shenzhen Xingjing Weiwu Technology Co., Ltd(“Shenzhen Xingjing”)
Place and date of Incorporation	Shenzhen, January 5, 2023
Principal Activities	Talent management service
Percentage of ownership, description	99% owned by WFOE
NIPG Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	NIPG HOLDINGS LIMITED(“NIPG HOLDINGS”)
Place and date of Incorporation	Abu Dhabi, May 27, 2025
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Hongli Culture Communication Guangxi Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Hongli Culture Communication (Guangxi) Co., Ltd.(“Guangxi Hongli Culture”)
Place and date of Incorporation	Guangxi, June 5, 2025
Principal Activities	Event production
Percentage of ownership, description	65% owned by Wuhan ESVF
Shanghai Xingyu Culture Communication Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Shanghai Xingyu Culture Communication Co., Ltd.(“Shanghai Xingyu Culture”)
Place and date of Incorporation	Shanghai, June 26, 2025
Principal Activities	Event production
Percentage of ownership, description	100% owned by Beijing Xingjing Entertainment
Chengdu Qiyuhai Culture And Entertainment Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Chengdu Qiyuhai Culture and Entertainment Co., Ltd.(“Chengdu Qiyuhai”)
Place and date of Incorporation	Chengdu, May 23, 2025
Principal Activities	Event production
Percentage of ownership, description	100% owned by Beijing Xingjing Entertainment
Mining Ninjas Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Mining Ninjas Ltd. (“Mining BVI”)
Place and date of Incorporation	British Virgin Islands, July 4, 2025
Principal Activities	Mining Business
Percentage of ownership, description	100% owned by NIPG HOLDINGS
Mining Ninjas US Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Mining Ninjas US, Inc.(“Mining US”)
Place and date of Incorporation	US, July 16, 2025
Principal Activities	Mining Business
Percentage of ownership, description	100% owned by Mining BVI
Mining Ninjas Kazakh Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Mining Ninjas Kazakh Limited(“Mining Kazakh”)
Place and date of Incorporation	Kazakhstan, September 11, 2025
Principal Activities	Mining Business
Percentage of ownership, description	100% owned by Mining BVI
Hainan Huanju Commercial Investment Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Hainan Huanju Commercial Investment Co., Ltd.(“Hainan Huanju”)
Place and date of Incorporation	Hainan, October 31, 2025
Principal Activities	Investment holding
Percentage of ownership, description	70% owned by WFOE
Hainan Xingjing Weiwu Cultural And Sports Development Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Hainan Xingjing Weiwu Cultural and Sports Development Co., Ltd.
Place and date of Incorporation	Hainan, November 03, 2025
Principal Activities	Investment holding
Percentage of ownership, description	100% owned by ESVF HK
Wuhan Alunyou Network Information Development Co Ltd [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Alunyou Network Information Development Co., Ltd.(“Wuhan Alunyou”)
Place and date of Incorporation	Wuhan,August 21, 2024
Principal Activities	Game Publishing
Percentage of ownership, description	VIE
Shanghai Jinyuanbao Duoduo Entertainment Development Co Ltd [Member] | Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Shanghai Jinyuanbao Duoduo Entertainment Development Co., Ltd.(“Jinyuanbao”)
Place and date of Incorporation	Shanghai, February 5, 2024
Principal Activities	Game Publishing
Percentage of ownership, description	90% owned by Wuhan Alunyou
Hangzhou Yinyuan Entertainment Development CoLtd [Member] | Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Hangzhou Yinyuan Entertainment Development Co., Ltd.(“Hangzhou Yinyuan”)
Place and date of Incorporation	Hangzhou, July 8, 2024
Principal Activities	Game Publishing
Percentage of ownership, description	100% owned by Jinyuanbao